Business Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2010 Mg	Dec. 31, 2010 Koppers Netherlands [Member]	Feb. 28, 2010 Koppers Netherlands [Member]	Dec. 22, 2010 Portec [Member]	Oct. 31, 2010 Other Acquisitions [Member]	Dec. 31, 2010 Selling, General And Administrative Expenses [Member] Koppers Netherlands [Member]	Dec. 31, 2009 Selling, General And Administrative Expenses [Member] Koppers Netherlands [Member]	Feb. 28, 2010 Carbon Materials & Chemicals Segment [Member] Koppers Netherlands [Member]	Feb. 28, 2010 Coal Supply Agreements [Member] Koppers Netherlands [Member]	Feb. 28, 2010 Customer Relationships [Member] Koppers Netherlands [Member]	Feb. 28, 2010 Lease Agreements [Member] Koppers Netherlands [Member]
Business Acquisitions (Textual) [Abstract]
Company acquired percent															100.00%
Revenue, Net	$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4		$ 48.4
Operating Income (Loss)	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79.0	99.0	94.9		0.8
Depreciation and amortization	6.8				6.4					48.8	28.1	24.8		1.2
Business acquisition cash															21.6	10.7	6.1
Goodwill income tax not deductible																				6.1
Intangible assets included in net assets acquired															4.4						2.9	0.7	0.8
Remaining Amortization Period																						Ten	Three
Acquisition expenses																		1.8	1.7
Inventory acquired															7.1	7.1	1.6
Plant and equipment acquired															8.7	2.7
Intangible assets																0.6	1.7
Tax deductible goodwill																0.3	2.8
Business Acquisitions (Additional Textual) [Abstract]
Coal tar plant, capacity (in metric tons)													140,000
Pro forma revenue											1,280.4	1,191.9
Pro forma operating profit											$ 100.1	$ 91.0